UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2005

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS.

                         THE ADVISORS' INNER CIRCLE FUND



ICM SMALL COMPANY PORTFOLIO

ANNUAL REPORT                                                  OCTOBER 31, 2005

--------------------------------------------------------------------------------

























                               INVESTMENT ADVISER:
                     INVESTMENT COUNSELORS OF MARYLAND, LLC

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO
                                                               OCTOBER 31, 2005
--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
Shareholders' Letter..................................................       1

Statement of Net Assets...............................................       4

Statement of Operations...............................................      10

Statement of Changes in Net Assets....................................      11

Financial Highlights..................................................      12

Notes to Financial Statements.........................................      13

Report of Independent Registered Public Accounting Firm...............      19

Trustees and Officers of The Advisors' Inner Circle Fund..............      20

Disclosure of Portfolio Expenses......................................      28

Notice to Shareholders................................................      29

Shareholder Voting Results............................................      30
--------------------------------------------------------------------------------




The Portfolio files its complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Portfolio's Forms N-Q are available on the Commission's website at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 1-866-234-5426; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------

October 31, 2005

Dear Shareholder:

Driven by strong corporate profits, the U.S. equity market managed to overcome rising short and long-term interest rates and a significant increase in energy costs to post a very respectable return for the twelve months ended October 31, 2005. The road to these returns was fairly uneven, with the first and third fiscal quarters being strong and the ensuing quarters witnessing pullbacks. For the fiscal year, small cap stocks, as measured by the Russell 2000 Index, outperformed the S&P 500, a widely used gauge for large cap stocks. In the small cap sector, value stocks, as represented by the Russell 2000 Value Index, led small cap stocks, although their margin of outperformance was far less than in fiscal 2004. The ICM Small Company Portfolio outperformed the Russell 2000 Value Index, which is the fund's primary benchmark.

                                                           TOTAL RETURNS
                           -----------------------------------------------------------------------------
                           1ST FISCAL QTR. 2ND FISCAL QTR. 3RD FISCAL QTR. 4TH FISCAL QTR. FISCAL YEAR
                           -----------------------------------------------------------------------------
                            NOV. 1, 2004-   FEB. 1, 2005-   MAY 1, 2005-  AUG. 1, 2005-   NOV. 1, 2004-
                            JAN. 31, 2005  APRIL 30, 2005  JULY 31, 2005  OCT. 31, 2005   OCT. 31, 2005
                            -------------  --------------  -------------  -------------   -------------
ICM SMALL CO. PORTFOLIO ...     7.81%           -5.70%         16.38%          -4.32%         13.20%
Russell 2000 Value Index ..     7.16%           -5.27%         17.09%          -4.91%         13.04%
Russell 2000 Index ........     7.22%           -6.87%         17.67%          -4.60%         12.08%
Russell 2000 Growth Index .     7.29%           -8.64%         18.24%          -4.30%         10.91%
S&P 500 Index .............     4.96%           -1.61%          7.17%          -1.78%          8.72%
--------------------------------------------------------------------------------------------------------

                    PORTFOLIO'S AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
      1 YEAR          5 YEARS        10 YEARS       SINCE INCEPTION -- 4/19/89
   END 10/31/05    END 10/31/05    END 10/31/05           THRU 10/31/05
   ------------    ------------    ------------     --------------------------
      13.20%          14.82%          14.14%                 15.02%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-866-234-5426 OR VISIT OUR WEBSITE AT WWW.ICMPORTFOLIOS.COM.

As one might expect, the best performing sector of the Portfolio was the Energy sector, which remains somewhat overweighted relative to the Russell 2000 Value Index. Other areas of strength, both in a relative and absolute sense, were the Health Care sector and a number of capital spending related holdings such as JLG Industries, Ametek, and ESCO Technologies. Homebuilders, such as MDC Holdings and Ryland Group, were strong performers throughout much of the year. We sold into this strength and this sector now represents only about 2% of the Portfolio.

On the negative side, the Portfolio had virtually no exposure to Utilities, which exhibited strong performance despite the less than favorable interest rate environment. In addition, a number of the holdings in the Materials and Processing sector such as MacDermid, Griffon, and Spartech, were negatively impacted by raw material cost pressures and did not perform well.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------

Looking ahead, the market is likely to face a number of the same headwinds. It appears that interest rates will move somewhat higher over at least the next few months and energy prices remain quite elevated despite coming off their highs. However, the equity market's valuation in terms of its price to earnings ratio is as low as it has been for a number of years as corporate profits have risen much faster than equity prices. Therefore, we believe the equity market can weather modest increases in interest rates and oil prices and move somewhat higher on the back of further corporate profit gains.

Respectfully,

/s/Robert D. McDorman

Robert D. McDorman, Jr.
Principal
Investment Counselors of Maryland, LLC

MUTUAL FUND INVESTING INVOLVES RISK, INCLUDING LOSS OF PRINCIPAL. IN ADDITION TO THE NORMAL RISKS ASSOCIATED WITH EQUITY INVESTING, INVESTMENTS IN SMALLER COMPANIES TYPICALLY EXHIBIT HIGHER VOLATILITY. THIS MATERIAL REPRESENTS THE MANAGER'S ASSESSMENT OF THE PORTFOLIO AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE. AS OF 10/31/05, THE FOLLOWING LISTS THE PERCENTAGE OF TOTAL ASSETS OF THE ICM SMALL COMPANY PORTFOLIO EACH SECURITY MENTIONED REPRESENTS: AMETEK 1.63%; JLG INDUSTRIES 1.42%; MACDERMID 1.32%; MDC HOLDINGS 1.24%; GRIFFON 1.21%; ESCO TECHNOLOGIES 1.08%; SPARTECH 0.98%; AND RYLAND GROUP 0.76%.


                      DEFINITION OF THE COMPARATIVE INDICES
                      -------------------------------------

RUSSELL 2000 VALUE INDEX is a subset of the Russell 2000 Index that contains those securities with lower price-to-book and price-earnings ratios, higher dividend yields and lower forecasted growth values than the growth universe.

RUSSELL 2000 INDEX is an unmanaged index comprised of 2,000 stocks of U.S. companies with small market capitalization.

RUSSELL 2000 GROWTH INDEX is a subset of the Russell 2000 Index that contains those securities with higher price-to-book ratios and price-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe.

S&P 500 COMPOSITE INDEX is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The return per the total return index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------

Growth of a $2,500,000 Investment

                 ----------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN
                        FOR YEARS ENDED OCTOBER 31, 2005
                 ----------------------------------------------
                           Annualized   Annualized   Annualized
                  1 Year     3 Year       5 Year       10 Year
                  Return     Return       Return       Return
                 ----------------------------------------------
                  13.20%     19.64%       14.82%       14.14%
                 ----------------------------------------------


[LINE CHART OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

          ICM SMALL COMPANY FUND    RUSSELL 2000 VALUE INDEX
10/31/95  $2,500,000                $2,500,000
1996       2,890,500                 2,989,250
1997       4,141,508                 4,100,653
1998       3,932,776                 3,785,313
1999       3,928,057                 3,812,567
2000       4,702,277                 4,472,141
2001       5,380,345                 4,863,454
2002       5,479,344                 4,740,408
2003       7,342,869                 6,650,319
2004       8,289,364                 7,846,711
2005       9,383,560                 8,869,922

     THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE
        RETURN AND VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE
        SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST.
             THE PORTFOLIO'S PERFORMANCE ASSUMES THE REINVESTMENT OF
        DIVIDENDS AND CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF
      DIVIDENDS AND, UNLIKE A PORTFOLIO'S RETURNS, DO NOT REFLECT ANY FEES
           OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE
              INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER.
                PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN
                                UNMANAGED INDEX.

 THERE ARE NO ASSURANCES THAT THE PORTFOLIO WILL MEET ITS STATED OBJECTIVES. THE
    PORTFOLIO'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS
      ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY
                             INDIVIDUAL SECURITIES.

  RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD
      PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

                SEE DEFINITION OF COMPARATIVE INDICES ON PAGE 2.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO
                                                               OCTOBER 31, 2005

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
SECTOR WEIGHTINGS (UNAUDITED)+:
--------------------------------------------------------------------------------

[BAR CHART OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

17.1% Materials & Processing
16.1% Consumer Discretionary
13.1% Financial Services
12.7% Technology
12.1% Producer Durables
 8.8% Health Care
 7.5% Energy
 6.3% Auto & Transportation
 5.4% Real Estate Investment Trusts
 0.9% Utilities
+ Percentages are based on total net assets.

---------------------------------------------------------------------------------
COMMON STOCK --  96.6%
---------------------------------------------------------------------------------

                                                           SHARES       VALUE
                                                          --------   ------------
AUTO & TRANSPORTATION -- 6.1%
   American Axle & Manufacturing Holdings ...............  455,000 $    9,919,000
   BorgWarner ...........................................  420,600     24,390,594
   Celadon Group* .......................................  206,500      4,782,540
   CSK Auto* ............................................  474,200      7,174,646
   ExpressJet Holdings* .................................   23,900        214,861
   Group 1 Automotive* ..................................  274,800      7,595,472
   JLG Industries .......................................  545,400     20,921,544
   Swift Transportation* ................................  748,300     13,656,475
   TBC* .................................................   51,700      1,788,303
                                                                   --------------
                                                                       90,443,435
                                                                   --------------
CONSUMER DISCRETIONARY -- 15.5%
   4Kids Entertainment* .................................  372,000      6,346,320
   Action Performance ...................................  186,300      2,284,038
   American Woodmark ....................................  243,700      7,547,389
   Brown Shoe ...........................................  260,000      8,442,200
   Buckle ...............................................  170,200      6,270,168
   CBRL Group ...........................................  294,200     10,208,740
   Finlay Enterprises* ..................................   73,700        604,340
   Fred's ...............................................  418,700      6,238,630
   FTI Consulting* ......................................  375,000     10,263,750
   G&K Services .........................................  227,500      8,619,975
   Genlyte Group* .......................................  160,800      8,195,976
   Haverty Furniture ....................................  325,000      3,978,000
   John B. Sanfilippo & Son* ............................  249,800      4,566,344
   MAXIMUS ..............................................  463,000     16,783,750
   Men's Wearhouse* .....................................  546,000     13,486,200
   Mohawk Industries* ...................................   91,000      7,102,550


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO
                                                               OCTOBER 31, 2005
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
---------------------------------------------------------------------------------

                                                           SHARES       VALUE
                                                          --------   ------------
CONSUMER DISCRETIONARY -- CONTINUED
   Navigant International* ..............................  471,400 $    5,468,240
   ProQuest* ............................................  374,100     11,092,065
   Ralcorp Holdings .....................................  414,600     16,127,940
   Ruby Tuesday .........................................  444,500      9,738,995
   Scholastic* ..........................................  239,100      7,782,705
   Standard Parking* ....................................  155,000      2,985,300
   Tetra Tech* ..........................................  828,000     12,784,320
   Thomas Nelson ........................................  466,400      9,985,624
   Toro .................................................  260,300      9,503,553
   West* ................................................  556,100     21,938,145
                                                                   --------------
                                                                      228,345,257
                                                                   --------------
ENERGY -- 7.3%
   Equitable Resources ..................................  627,000     24,233,550
   Oceaneering International* ...........................  472,300     22,727,076
   Penn Virginia ........................................  525,800     28,582,488
   St. Mary Land & Exploration ..........................  525,800     17,882,458
   Unit* ................................................  262,900     13,775,960
                                                                   --------------
                                                                      107,201,532
                                                                   --------------
FINANCIAL SERVICES -- 12.7%
   Capital Corp of the West .............................   75,780      2,500,740
   Coinstar* ............................................  504,400     12,801,672
   Colonial BancGroup ...................................  428,000     10,421,800
   CVB Financial ........................................  431,000      8,495,010
   Dime Community Bancshares ............................  635,700      9,154,080
   First Niagara Financial Group ........................  543,000      7,998,390
   Hanmi Financial ......................................  416,208      7,620,769
   Heritage Commerce* ...................................   25,600        562,432
   Hub International ....................................  459,600     11,540,556
   Investors Financial Services .........................  311,400     11,889,252
   John H Harland .......................................  445,200     18,515,868
   NDCHealth* ...........................................  110,700      2,085,588
   Prosperity Bancshares ................................  495,500     15,107,795
   Reinsurance Group of America .........................  157,700      7,214,775
   Scottish Re Group ....................................  628,500     15,429,675
   Sterling Bancorp/NY ..................................  268,180      5,224,146
   Triad Guaranty* ......................................  362,000     15,225,720
   UCBH Holdings ........................................  525,800      9,148,920
   Waddell & Reed Financial, Cl A .......................  399,000      7,652,820


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO
                                                               OCTOBER 31, 2005
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
---------------------------------------------------------------------------------

                                                           SHARES       VALUE
                                                          --------   ------------
FINANCIAL SERVICES -- CONTINUED
   West Coast Bancorp/OR ................................  310,300 $    8,207,435
   Western Sierra Bancorp* ..............................   10,000        330,900
                                                                   --------------
                                                                      187,128,343
                                                                   --------------
HEALTH CARE -- 8.5%
   Apria Healthcare Group* ..............................  439,800     10,146,186
   Bio-Rad Laboratories* ................................  294,100     17,210,732
   Cardiac Science* .....................................  443,041      3,916,482
   Conmed* ..............................................  546,500     13,105,070
   Covance* .............................................  254,900     12,400,885
   Dentsply International ...............................  300,000     16,542,000
   Genesis HealthCare* ..................................  265,400     10,769,932
   Hooper Holmes ........................................1,102,600      3,186,514
   Medical Action Industries* ...........................  170,000      3,194,300
   Omnicare .............................................  530,900     28,721,690
   Vital Signs ..........................................  130,400      6,126,192
                                                                   --------------
                                                                      125,319,983
                                                                   --------------
MATERIALS & PROCESSING -- 16.4%
   Albany International, Cl A ...........................   49,200      1,900,596
   Aptargroup ...........................................  444,900     22,774,431
   Armor Holdings* ......................................  409,500     18,308,745
   Cambrex ..............................................  444,900      8,488,692
   Carpenter Technology .................................  175,500     10,582,650
   Clarcor ..............................................  610,200     16,780,500
   Eagle Materials ......................................  151,700     16,154,533
   Gibraltar Industries .................................  365,700      7,405,425
   Griffon* .............................................  808,900     17,795,800
   Hughes Supply ........................................  752,400     25,167,780
   Kaydon ...............................................  424,000     12,529,200
   MacDermid ............................................  690,000     19,320,000
   Michael Baker* .......................................  141,100      3,675,655
   Minerals Technologies ................................  208,100     11,125,026
   Nordson ..............................................  218,700      8,129,079
   Northwest Pipe* ......................................  175,000      3,960,250
   OM Group* ............................................  593,000      9,476,140
   Precision Castparts ..................................  210,594      9,973,732
   Quaker Chemical ......................................  301,500      4,790,835
   Spartech .............................................  758,400     14,386,848
                                                                   --------------
                                                                      242,725,917
                                                                   --------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO
                                                               OCTOBER 31, 2005
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
---------------------------------------------------------------------------------

                                                           SHARES       VALUE
                                                          --------   ------------
PRODUCER DURABLES -- 11.7%
   AGCO* ................................................  387,000 $    6,188,130
   Ametek ...............................................  586,500     23,888,145
   Belden CDT ...........................................  295,300      5,885,329
   Bucyrus International, Cl A ..........................  196,000      8,143,800
   C&D Technologies .....................................  164,500      1,501,885
   Diebold ..............................................  319,000     11,528,660
   Entegris* ............................................1,949,559     19,027,696
   ESCO Technologies* ...................................  366,800     15,867,768
   Heico ................................................  751,900     12,737,186
   MDC Holdings .........................................  266,000     18,247,600
   Quixote ..............................................  283,100      5,721,451
   Regal-Beloit .........................................  384,200     12,229,086
   Ryland Group .........................................  165,400     11,131,420
   Technitrol ...........................................  215,700      3,628,074
   Teleflex .............................................  125,000      8,273,750
   Ultratech* ...........................................  429,700      5,921,266
   Woodhead Industries ..................................  242,700      3,055,593
                                                                   --------------
                                                                      172,976,839
                                                                   --------------
REAL ESTATE INVESTMENT TRUSTS -- 5.2%
   AMLI Residential Properties Trust ....................  217,900      8,247,515
   Camden Property Trust ................................  141,600      7,979,160
   First Industrial Realty Trust ........................  126,400      5,135,632
   LaSalle Hotel Properties .............................  250,000      8,847,500
   Liberty Property Trust ...............................  177,000      7,379,130
   Mack-Cali Realty .....................................  101,100      4,311,915
   Mills ................................................  237,600     12,711,600
   Parkway Properties, Inc./MD ..........................  101,100      4,752,711
   Prentiss Properties Trust ............................  177,000      6,984,420
   Ramco-Gershenson Properties ..........................  140,700      3,903,018
   Reckson Associates Realty ............................  202,200      7,097,220
                                                                   --------------
                                                                       77,349,821
                                                                   --------------
TECHNOLOGY -- 12.3%
   Adaptec* ............................................. 1,476,300     6,067,593
   Analogic .............................................  161,000      7,534,800
   Catapult Communications* .............................  162,800      2,977,612
   CommScope* ...........................................  719,000     14,034,880
   EMS Technologies* ....................................  245,000      4,010,650


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO
                                                               OCTOBER 31, 2005
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
---------------------------------------------------------------------------------

                                                           SHARES       VALUE
                                                          --------   ------------
TECHNOLOGY -- CONTINUED
   Excel Technology* ....................................  188,800 $    4,937,120
   Imation ..............................................  475,600     20,360,436
   Insight Enterprises* .................................  380,200      7,801,704
   Inter-Tel ............................................  366,000      6,774,660
   Itron* ...............................................  354,000     15,384,840
   Kemet* ...............................................  938,300      6,493,036
   Mantech International, Cl A* .........................  285,500      7,908,350
   Mentor Graphics* .....................................  779,800      6,448,946
   Moldflow* ............................................  194,000      2,836,280
   Progress Software* ...................................  103,400      3,219,876
   Radisys* .............................................  755,000     12,132,850
   Rogers* ..............................................  242,000      9,038,700
   Serena Software* .....................................  467,500     10,233,575
   Tekelec* .............................................  590,300      8,098,916
   THQ* .................................................  465,150     10,782,177
   Trimble Navigation* ..................................  326,500      9,426,055
   Varian Semiconductor Equipment Associates* ...........  140,500      5,313,710
                                                                   --------------
                                                                      181,816,766
                                                                   --------------
UTILITIES -- 0.9%
   Intrado* .............................................  341,000      6,594,940
   Iowa Telecommunications Services .....................  388,500      6,410,250
                                                                   --------------
                                                                       13,005,190
                                                                   --------------
   TOTAL COMMON STOCK
      (Cost $937,883,774) ...............................           1,426,313,083
                                                                   --------------
---------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 2.9%
---------------------------------------------------------------------------------
                                                             FACE
                                                            AMOUNT
                                                           --------
   Morgan Stanley
     3.600%, dated 10/31/05, to be repurchased on 11/01/05,
     repurchase price $42,801,101, (collateralized by a
     U.S. Government obligation, par value $45,695,127,
     4.375%, 10/15/15, total market value $43,741,863)
     (Cost $42,796,821)................................$42,796,821     42,796,821
                                                                   --------------
   TOTAL INVESTMENTS -- 99.5%
      (Cost $980,680,595) ...............................           1,469,109,904
                                                                   --------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO
                                                               OCTOBER 31, 2005

--------------------------------------------------------------------------------

                                                                        VALUE
                                                                    -------------
OTHER ASSETS AND LIABILITIES -- 0.5%
   Investment Advisory Fees Payable ......................         $     (869,799)
   Administration Fees Payable............................                (77,306)
   Payable for Investment Securities Purchased............               (218,698)
   Payable for Capital Shares Redeemed....................             (2,924,348)
   Trustees' Fees Payable.................................                 (4,696)
   Other Assets and Liabilities, Net......................             11,925,796
                                                                   --------------
   TOTAL OTHER ASSETS AND LIABILITIES ....................              7,830,949
                                                                   --------------
   NET ASSETS -- 100.0% ..................................         $1,476,940,853
                                                                   ==============
---------------------------------------------------------------------------------
 NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------
   Paid-in Capital .......................................         $  893,039,926
   Distributions in excess of net investment income.......               (463,426)
   Accumulated net realized gain on investments...........             95,935,044
   Net unrealized appreciation on investments.............            488,429,309
                                                                   --------------
   NET ASSETS ............................................         $1,476,940,853
                                                                   ==============
INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of beneficial interest
       (unlimited authorization-- no par value)...........             39,713,089
                                                                   ==============
   NET ASSET VALUE, Offering and Redemption
      Price Per Share-- Institutional Class ..............                 $37.19
                                                                           ======

  *  NON-INCOME PRODUCING SECURITY
 CL  CLASS
 MD  MARYLAND
 NY  NEW YORK
 OR  OREGON


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               ICM SMALL COMPANY
                                                              PORTFOLIO
                                                              FOR THE YEAR ENDED
                                                              OCTOBER 31, 2005
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends......................................................... $  9,970,890
Interest..........................................................    1,681,927
Less: Taxes withheld..............................................      (15,856)
                                                                   ------------
    TOTAL INCOME..................................................   11,636,961
                                                                   ------------
EXPENSES
Investment Advisory Fees..........................................   10,230,955
Shareholder Servicing Fees........................................    1,240,351
Administration Fees...............................................      909,628
Trustees' Fees....................................................        9,884
Transfer Agent Fees...............................................      110,967
Printing Fees.....................................................       87,520
Custodian Fees....................................................       74,531
Legal Fees........................................................       20,742
Registration and Filing Fees......................................       19,554
Audit Fees........................................................       15,510
Other Expenses....................................................       44,769
                                                                   ------------
     TOTAL EXPENSES...............................................   12,764,411
                                                                   ------------
Less: Fees Paid Indirectly -- Note 4..............................       (2,959)
     NET EXPENSES.................................................   12,761,452
                                                                   ------------
NET INVESTMENT LOSS ..............................................   (1,124,491)
                                                                   ------------
NET REALIZED GAIN ON INVESTMENTS .................................   98,465,875
NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS .............   79,289,007
                                                                   ------------
TOTAL NET GAIN ON INVESTMENTS ....................................  177,754,882
                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............. $176,630,391
                                                                   ============


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------
                                                                     YEAR           YEAR
                                                                     ENDED          ENDED
                                                                  OCTOBER 31,     OCTOBER 31,
                                                                      2005           2004
                                                                --------------  --------------
OPERATIONS:
   Net Investment Income (Loss)........................         $   (1,124,491) $    1,763,263
   Net Realized Gain on Investments....................             98,465,875      85,924,529
   Net Change in Unrealized Appreciation
     on Investments....................................             79,289,007      61,957,512
                                                                --------------  --------------
   NET INCREASE IN NET ASSETS RESULTING FROM
     OPERATIONS .......................................            176,630,391     149,645,304
                                                                --------------  --------------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income...............................               (418,752)     (2,164,400)
   Net Realized Gain ..................................            (86,936,153)             --
                                                                --------------  --------------
     TOTAL DIVIDENDS AND DISTRIBUTIONS ................            (87,354,905)     (2,164,400)
                                                                --------------  --------------
CAPITAL SHARE TRANSACTIONS:
   Issued .............................................            287,799,087     346,759,979
   In Lieu of Cash Distributions ......................             82,600,727       1,985,919
   Redeemed ...........................................           (365,654,031)   (266,849,795)
                                                                --------------  --------------
   NET INCREASE IN NET ASSETS FROM
     CAPITAL SHARE TRANSACTIONS .......................              4,745,783      81,896,103
                                                                --------------  --------------
     TOTAL INCREASE IN NET ASSETS .....................             94,021,269     229,377,007
NET ASSETS:
   Beginning of Year ..................................          1,382,919,584   1,153,542,577
                                                                --------------  --------------
   End of Year (including distributions in excess of
     net investment income of $(463,426) and $0,
     respectively) ....................................         $1,476,940,853  $1,382,919,584
                                                                ==============  ==============
SHARE TRANSACTIONS:
   Issued..............................................              7,900,720      10,403,978
   In Lieu of Cash Distributions.......................              2,285,431          59,321
   Redeemed............................................            (10,117,271)     (8,092,615)
                                                                --------------  --------------
   NET INCREASE IN SHARES OUTSTANDING FROM
     SHARE TRANSACTIONS ...............................                 68,880       2,370,684
                                                                ==============  ==============


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------
                                                              SELECTED PER SHARE DATA & RATIOS
                                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                     YEARS ENDED OCTOBER 31,
                                      --------------------------------------------------------
                                         2005           2004        2003      2002(1)    2001
                                      ----------    ----------  ----------  --------  --------
Net Asset Value,
   Beginning of Year ..............   $    34.88     $   30.95  $    23.37  $  23.70  $  23.32
                                      ----------    ----------  ----------  --------  --------
Income from
Operations:
   Net Investment Income (Loss) ...        (0.03)*        0.05*       0.05      0.11      0.24
   Net Realized and
     Unrealized Gain ..............         4.57*         3.94*       7.81      0.39+     2.82
                                      ----------    ----------  ----------  --------  --------
Total from Operations .............         4.54          3.99        7.86      0.50      3.06
                                      ----------    ----------  ----------  --------  --------
Dividends and Distributions:
   Net Investment Income ..........        (0.01)        (0.06)      (0.06)    (0.10)    (0.26)
   Net Realized Gain ..............        (2.22)           --       (0.19)    (0.73)    (2.42)
   Return of Capital ..............           --            --       (0.03)       --        --
                                      ----------    ----------  ----------  --------  --------
Total Dividends and
   Distributions ..................        (2.23)        (0.06)      (0.28)    (0.83)    (2.68)
                                      ----------    ----------  ----------  --------  --------
Net Asset Value,
   End of Year ....................   $    37.19    $    34.88  $    30.95  $  23.37  $  23.70
                                      ==========    ==========  ==========  ========  ========
TOTAL RETURN++ ....................        13.20%        12.89%      34.01%     1.84%    14.42%
                                      ==========    ==========  ==========  ========  ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets,
   End of Year (Thousands) ........   $1,476,941    $1,382,920  $1,153,543  $773,377  $650,124
Ratio of Expenses to Average
   Net Assets .....................         0.87%(2)      0.88%       0.87%     0.87%     0.90%
Ratio of Net Investment
   Income (Loss) to Average Net Assets     (0.08)%        0.14%       0.20%     0.41%     0.97%
Portfolio Turnover Rate ...........           17%           22%         18%       17%       24%

*   PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES.
+ THE AMOUNT SHOWN FOR THE YEAR ENDED OCTOBER 31, 2002 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD DOES NOT ACCORD WITH AGGREGATE NET LOSSES ON INVESTMENTS FOR THAT PERIOD BECAUSE OF THE SALES AND REPURCHASES OF THE PORTFOLIO SHARES IN RELATION TO THE FLUCTUATING MARKET VALUE OF THE INVESTMENTS OF THE PORTFOLIO.
++ RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.
(1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND'S ICM SMALL COMPANY PORTFOLIO ACQUIRED THE ASSETS AND LIABILITIES OF THE UAM ICM SMALL COMPANY PORTFOLIO, A SERIES OF THE UAM FUNDS, INC. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND'S ICM SMALL COMPANY PORTFOLIO PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM ICM SMALL COMPANY PORTFOLIO.
(2) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS EXCLUDES THE EFFECTS OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIO WOULD BE 0.87%.
    AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 38 portfolios. The financial statements herein are those of the ICM Small Company Portfolio (the "Portfolio"). The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. The Portfolio's prospectus provides a description of the Portfolio's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Portfolio.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker- supplied valuations, or other methodologies designed to identify the market value

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------

     for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Portfolio are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Portfolio seeks to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Portfolio's Board of Trustees (the "Board"). The Portfolio's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed to a particular portfolio are apportioned among the portfolios of the Trust based on the number of portfolios and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Portfolio distributes substantially all of its net investment income, if any, quarterly. Any net realized net capital gains are distributed at least annually. All distributions are recorded on ex-dividend date. The Portfolio's distributions to shareholders may include a return of capital received from Real Estate Investment Trusts.

     INVESTMENTS IN REITS -- With respect to the Portfolio, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. ADMINISTRATION, DISTRIBUTION, SHAREHOLDER SERVICING AND
   TRANSFER AGENT AGREEMENTS:

Effective November 1, 2004, the Portfolio and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one portfolio, $245,000 for two portfolios, plus $75,000 per additional portfolio, plus $15,000 per additional class or 0.10% of the first $250 million, 0.08% of the next $250 million, 0.07% of the next $250 million and 0.04% of any amount above $750 million of the Portfolio's average daily net assets.

For the year ended October 31, 2005, the Portfolio paid the Administrator 0.06% of the Portfolio's average daily net assets.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------

Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees were based on the assets of the Portfolios that were serviced by the financial representative. Such fees are paid by the Portfolios to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Portfolio's transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by Investment Counselors of Maryland, LLC (the "Adviser").

The Portfolio earned cash management credits which are used to offset transfer agent expenses. During the year ended October 31, 2005, the Portfolio earned credits of $2,959 which were used to offset transfer agent expenses.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement with the Trust.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

Under the terms of an investment advisory agreement, Investment Counselors of Maryland, LLC (the "Adviser"), owned in part by Investment Counselors of Maryland, Inc. (the "Former Adviser") and ICM Management LLC, a company wholly-owned by eight former officers of the Former Adviser, provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.70% of the Portfolio's average daily net assets. Old Mutual (US) Holdings, Inc. through its partial ownership of the Former Adviser, retains an ownership in the Adviser. The Adviser continued the business of the Former Adviser.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Portfolio. The Custodian plays no role in determining the investment policies of the Portfolio or which securities are to be purchased or sold by the Portfolio.

6. INVESTMENT TRANSACTIONS:

For the year ended October 31, 2005 the Portfolio made purchases of $240,377,510 and had sales of $268,030,281 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------

7. FEDERAL TAX INFORMATION:

It is the Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of recognition of gains or losses on investments.

Permanent book and tax differences relating to distributions received from REITs resulted in reclassification to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital. Permanent book and tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights. Accordingly, the following permanent differences have been reclassified to/from the following accounts as of October 31, 2005.

                         UNDISTRIBUTED         ACCUMULATED NET
                     NET INVESTMENT INCOME      REALIZED LOSS
                     ---------------------     ---------------
                          $1,079,817            $(1,079,817)

The tax character of dividends and distributions paid during the last two fiscal years were as follows:
                                ORDINARY         LONG-TERM
                                 INCOME        CAPITAL GAIN          TOTAL
                                ----------     ------------       ------------
     2005                       $5,151,495      $82,203,410       $87,354,905
     2004                        2,164,400               --         2,164,400

As of October 31, 2005, the components of Distributable Earnings were as follows:

     Undistributed Ordinary Income                $ 11,981,685
     Undistributed Long-Term Capital Gain           83,407,146
     Unrealized Appreciation                       488,512,096
                                                  ------------
     Total Distributable Earnings                 $583,900,927
                                                  ============

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------

For federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolio that may be carried forward for a maximum of eight years and applied against future capital gains. During the year ended October 31, 2005, the ICM Small Company portfolio did not utilize any capital loss carryforwards.

For Federal income tax purposes, the cost of securities owned at October 31, 2005, and the net realized gains or losses on securities sold for the period were not materially different from amounts reported for financial reporting purposes. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Portfolio at October 31, 2005, were as follows:

            FEDERAL         APPRECIATED       DEPRECIATED   NET UNREALIZED
           TAX COST         SECURITIES        SECURITIES     APPRECIATION
         ------------      ------------      ------------    -------------
         $980,597,808      $521,646,709      $(33,134,613)   $488,512,096

8. OTHER:

At October 31, 2005, one shareholder held 18.12% of the total shares outstanding of the Portfolio. This shareholder is comprised of an omnibus account which is held on behalf of several individual shareholders.

In the normal course of business, the Portfolio enters into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLICACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of
The Advisors' Inner Circle Fund and Shareholders of
ICM Small Company Portfolio

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of ICM Small Company Portfolio (one of the portfolios constituting The Advisors' Inner Circle Fund, hereafter referred to as the "Trust") at October 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP


Philadelphia, Pennsylvania
December 21, 2005

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

Set forth below are the names, ages, position with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement ofAdditional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-335-2110. The following chart lists Trustees and Officers as of November 15, 2005.


                                                                                         NUMBER OF
                                                                                        PORTFOLIOS
                                     TERM OF                                         IN THE ADVISORS'
                       POSITION(S)  OFFICE AND                                       INNER CIRCLE FUND
    NAME, ADDRESS,      HELD WITH    LENGTH OF           PRINCIPAL OCCUPATION(S)       OVERSEEN BY       OTHER DIRECTORSHIPS
        AGE 1          THE TRUST   TIME SERVED 2           DURING PAST 5 YEARS         BOARD MEMBER    HELD BY BOARD MEMBER 3
------------------------------------------------------------------------------------------------------------------------------------

INTERESTED
BOARD MEMBERS
-------------
ROBERT A. NESHER        Chairman   (Since 1991)    Currently performs various services      38        Trustee of The Advisors' Inner
59 yrs. old           of the Board                 on behalf of SEI Investments for which             Circle Fund II, Bishop Street
                       of Trustees                 Mr. Nesher is compensated. Executive               Funds, SEI Asset Allocation
                                                   Vice President of SEI Investments,                 Trust, SEI Daily Income Trust,
                                                   1986-1994. Director and Executive                  SEI Index Funds, SEI
                                                   Vice President of the Administrator                Institutional International
                                                   and the Distributor, 1981-1994.                    Trust, SEI Institutional
                                                                                                      Investments Trust, SEI
                                                                                                      Institutional Managed Trust,
                                                                                                      SEI Liquid Asset Trust, SEI
                                                                                                      Tax Exempt Trust,
                                                                                                      SEI Opportunity Master Fund,
                                                                                                      L.P., SEI Opportunity Fund,
                                                                                                      L.P., SEI Absolute Return
                                                                                                      Master Fund, L.P., SEI
                                                                                                      Absolute Return Fund, L.P.,
                                                                                                      SEIGlobal Master Fund, PLC,
                                                                                                      SEI Global Assets Fund, PLC,
                                                                                                      SEI Global Investments Fund,
                                                                                                      PLC, SEI Investments Global,
                                                                                                      Limited, SEI
                                                                                                      Investments-Global Fund
                                                                                                      Services, Limited, SEI
                                                                                                      Investments (Europe) Ltd., SEI
                                                                                                      Investments-Unit Trust
                                                                                                      Management (UK) Limited, and
                                                                                                      SEI Global Nominee Ltd.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM M. DORAN         Trustee   (Since 1992)    Self-employed consultant since 2003.     38        Director of SEI Investments
1701 Market Street                                 Partner, Morgan, Lewis & Bockius                   Company and SEI Investments
Philadelphia, PA 19103                             LLP (law firm) from 1976-2003,                     Distribution Co., SEI
65 yrs. old                                        counsel to the Trust, SEI Investments,             Investments-Global Fund
                                                   the Administrator and the Distributor.             Services, Limited, SEI
                                                   Director of SEI Investments since 1974;            Investments (Europe), Limited,
                                                   Secretary of SEI Investments since 1978.           SEI Investments (Asia)
                                                                                                      Limited, SEI Asset Korea Co.,
                                                                                                      Ltd., Trustee of The Advisors'
                                                                                                      Inner Circle Fund II, SEI
                                                                                                      Investments, SEI Asset
                                                                                                      Allocation Trust, SEI Daily
                                                                                                      Income Trust, SEI Index Funds,
                                                                                                      SEI Institutional
                                                                                                      International Trust, SEI
                                                                                                      Institutional Investments
                                                                                                      Trust, SEI Institutional
                                                                                                      Managed Trust, SEI Liquid
                                                                                                      Asset Trust and SEI Tax Exempt
                                                                                                      Trust.
------------------------------------------------------------------------------------------------------------------------------------

1  Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
   Pennsylvania 19456.
2  Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3  Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934
   (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.



                                     20 & 21

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                         NUMBER OF
                                                                                        PORTFOLIOS
                                     TERM OF                                         IN THE ADVISORS'
                       POSITION(S)  OFFICE AND                                       INNER CIRCLE FUND
    NAME, ADDRESS,      HELD WITH    LENGTH OF           PRINCIPAL OCCUPATION(S)       OVERSEEN BY       OTHER DIRECTORSHIPS
        AGE 1          THE TRUST   TIME SERVED 2           DURING PAST 5 YEARS         BOARD MEMBER    HELD BY BOARD MEMBER 3
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------
JOHN T. COONEY           Trustee   (Since 1993)    Vice Chairman of Ameritrust Texas        38        Trustee of The Advisors' Inner
78 yrs. old                                        N.A., 1989-1992, and MTrust Corp.,                 Circle Fund II.
                                                   1985-1989.
------------------------------------------------------------------------------------------------------------------------------------
EUGENE B. PETERS         Trustee   (Since 1993)    Private investor from 1987 to present.   38        Trustee of The Advisors' Inner
76 yrs. old                                        Vice President and Chief Financial                 Circle Fund II.
                                                   Officer, Western Company of North
                                                   America (petroleum service company),
                                                   1980-1986. President of Gene Peters
                                                   and Associates (import company),
                                                   1978-1980. President and Chief
                                                   Executive Officer of Jos. Schlitz
                                                   Brewing Company before 1978.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. STOREY          Trustee   (Since 1994)    Attorney, Solo Practitioner since        38        Trustee of The Advisors' Inner
74 yrs. old                                        1994. Partner, Dechert (law firm),                 Circle Fund II, SEI Asset
                                                   September 1987-December 1993.                      Allocation Trust, SEI Daily
                                                                                                      Income Trust, SEI Index Funds,
                                                                                                      SEI Institutional
                                                                                                      International Trust, SEI
                                                                                                      Institutional Investments
                                                                                                      Trust, SEI Institutional
                                                                                                      Managed Trust, SEI Liquid
                                                                                                      Asset Trust, SEI Tax Exempt
                                                                                                      Trust and U.S. Charitable Gift
                                                                                                      Trust.
------------------------------------------------------------------------------------------------------------------------------------
GEORGE J. SULLIVAN, JR.  Trustee   (Since 1999)    Chief Executive Officer, Newfound        38        Trustee, State Street
63 yrs. old                                        Consultants, Inc. since April 1997.                Navigator Securities Lending
                                                   General Partner, Teton Partners, L.P.,             Trust, since 1995. Trustee of
                                                   June 1991-December 1996; Chief                     The Fulcrum Trust. Trustee of
                                                   Financial Officer, Nobel Partners,                 The Advisors' Inner Circle
                                                   L.P., March 1991-December 1996;                    Fund II, SEI Asset Allocation
                                                   Treasurer and Clerk, Peak Asset                    Trust, SEI Daily Income Trust,
                                                   Management, Inc., since 1991.                      SEI Index Funds, SEI
                                                                                                      Institutional International
                                                                                                      Trust, SEI Institutional
                                                                                                      Investments Trust, SEI
                                                                                                      Institutional Managed Trust,
                                                                                                      SEI Liquid Asset Trust, SEI
                                                                                                      Tax Exempt Trust, SEI
                                                                                                      Opportunity Master Fund, L.P.,
                                                                                                      SEI Absolute Return Fund, L.P.
                                                                                                      and SEI Opportunity Fund, L.P.
------------------------------------------------------------------------------------------------------------------------------------

1  Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
   Pennsylvania 19456.
2  Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3  Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934
   (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.


                                     22 & 23

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                         NUMBER OF
                                                                                        PORTFOLIOS
                                     TERM OF                                         IN THE ADVISORS'
                       POSITION(S)  OFFICE AND                                       INNER CIRCLE FUND   OTHER DIRECTORSHIPS
    NAME, ADDRESS,      HELD WITH    LENGTH OF           PRINCIPAL OCCUPATION(S)       OVERSEEN BY         HELD BY BOARD
        AGE 1          THE TRUST   TIME SERVED 2           DURING PAST 5 YEARS         BOARD MEMBER       MEMBER/OFFICER 3
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
------------------------
BETTY L. KRIKORIAN       Trustee   (Since 2005)    Self-Employed Legal and Financial        38        Trustee of The Advisors' Inner
62 yrs. old                                        Services Consultant since 2003.                    Circle Fund II.
                                                   In-house Counsel, State Street
                                                   Bank Global Securities and Cash
                                                   Operations from 1995 to 2003.
------------------------------------------------------------------------------------------------------------------------------------
CHARLES E. CARLBOM       Trustee   (Since 2005)    Self-Employed Business Consultant,       38        Director, Crown Pacific, Inc.
71 yrs. old                                        Business Project Inc. since 1997.                  and Trustee of The Advisors'
                                                   CEO and President, United Grocers                  Inner Circle Fund II.
                                                   Inc. from 1997 to 2000.
------------------------------------------------------------------------------------------------------------------------------------
MITCHELL A. JOHNSON      Trustee   (Since 2005)    Retired.                                 38        Director, Federal Agricultural
63 yrs. old                                                                                           Mortgage Corporation. Trustee
                                                                                                      of The Advisors' Inner Circle
                                                                                                      Fund II.
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS
--------

JAMES F. VOLK, CPA      President  (Since 2003)    Senior Operations Officer, SEI           N/A                 N/A
43 yrs. old                                        Investments, Fund Accounting and
                                                   Administration since 1996; Assistant
                                                   Chief Accountant for the U.S.
                                                   Securities and Exchange Commission
                                                   from 1993-1996.
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL LAWSON         Controller  (Since 2005)    Director, SEI Investments, Fund          N/A                 N/A
45 yrs. old            and Chief                   Accounting since July 2005.
                    Financial Officer              Manager, SEI Investments AVP from
                                                   April 1995 to February 1998 and
                                                   November 1998 to July 2005.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM E. ZITELLI        Chief    (Since 2004)    Vice President and Assistant             N/A                 N/A
37 yrs. old            Compliance                  Secretary of SEI Investments and
                         Officer                   Vice President and Assistant
                                                   Secretary of SEI Investments Global
                                                   Funds Services from 2000-2004;
                                                   Vice President, Merrill Lynch & Co.
                                                   Asset Management Group from
                                                   1998- 2000; Associate at Pepper
                                                   Hamilton LLP from 1997-1998.
------------------------------------------------------------------------------------------------------------------------------------

1  Unless otherwise noted, the business address of each Trustee or officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
   Pennsylvania 19456.
2  Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3  Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934
   (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

                                    24 & 25

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                              NUMBER OF
                                                                                             PORTFOLIOS
                                     TERM OF                                              IN THE ADVISORS'
                       POSITION(S)  OFFICE AND                                            INNER CIRCLE FUND
    NAME, ADDRESS,      HELD WITH    LENGTH OF           PRINCIPAL OCCUPATION(S)            OVERSEEN BY        OTHER DIRECTORSHIPS
        AGE 1          THE TRUST    TIME SERVED            DURING PAST 5 YEARS              BOARD MEMBER        HELD BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------
JAMES NDIAYE         Vice President (Since 2004)   Employed by SEI Investments Company           N/A                   N/A
37 yrs. old           and Secretary                since 2004. Vice President, Deutsche
                                                   Asset Management from 2003-2004.
                                                   Associate, Morgan, Lewis & Bockius
                                                   LLP from 2000-2003. Counsel, Assistant
                                                   Vice President, ING Variable Annuities
                                                   Group from 1999-2000.
------------------------------------------------------------------------------------------------------------------------------------
TIMOTHY D. BARTO     Vice President (Since 2000)   General Counsel, Vice President and           N/A                   N/A
37 yrs. old           and Assistant                Secretary of SEI Investments Global
                        Secretary                  Funds Services since 1999; Associate,
                                                   Dechert (law firm) from 1997-1999;
                                                   Associate, Richter, Miller & Finn
                                                   (law firm) from 1994-1997.
------------------------------------------------------------------------------------------------------------------------------------
PHILIP T. MASTERSON  Vice President (Since 2004)   Employed by SEI Investments Company           N/A                   N/A
41 yrs. old           and Assistant                since 2004. General Counsel, CITCO
                        Secretary                  Mutual Fund Services from 2003-2004.
                                                   Vice President and Associate Counsel,
                                                   Oppenheimer Funds from 2001-2003
                                                   and Vice President and Assistant
                                                   Counsel from 1997-2001.
------------------------------------------------------------------------------------------------------------------------------------
NICOLE WELCH          AML Officer   (Since 2005)   Assistant Vice President and AML              N/A                   N/A
28 yrs. old                                        Compliance Officer of SEI Investments
                                                   since January 2005. Compliance Analyst
                                                   at TD Waterhouse from January 2004
                                                   to November 2004. Senior Compliance
                                                   Analyst at UBS Financial Services
                                                   from October 2002 to January 2004.
                                                   Knowledge Management Analyst at
                                                   PricewaterhouseCoopers Consulting
                                                   from September 2000 to October 2002.
------------------------------------------------------------------------------------------------------------------------------------

1  The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.


                                     26 & 27

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISCLOSURE OF PORTFOLIO EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a mutual fund's gross income, directly reduce the investment return of a mutual fund. A mutual fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Portfolio's costs in two ways.

o ACTUAL PORTFOLIO RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Portfolio's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

   To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply the result by the number given for your Portfolio under the heading "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a return of 5% before expenses during the year, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs such as sales charges (loads), and redemption fees, which are described in the Prospectus. If this fee were applied to your account, your costs would be higher.

--------------------------------------------------------------------------------
                            BEGINNING       ENDING                     EXPENSE
                            ACCOUNT         ACCOUNT     ANNUALIZED      PAID
                              VALUE          VALUE        EXPENSE      DURING
                            05/01/05       10/31/05       RATIOS       PERIOD*
--------------------------------------------------------------------------------
ICM SMALL COMPANY PORTFOLIO
--------------------------------------------------------------------------------
ACTUAL PORTFOLIO RETURN
Institutional Class       $1,000.00       $1,113.50        0.89%       $4.74

HYPOTHETICAL 5% RETURN
Institutional Class        1,000.00        1,020.72        0.89         4.53
--------------------------------------------------------------------------------
*Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTICE TO SHAREHOLDERS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                 DIVIDENDS
                                                              QUALIFYING FOR
                                                                 CORPORATE
                         LONG TERM     ORDINARY                  DIVIDENDS   QUALIFYING
                       CAPITAL GAIN     INCOME        TOTAL      RECEIVABLE   DIVIDEND
                       DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS DEDUCTION    INCOME (1)
                       ------------- ------------- ------------- ---------   -----------
ICM Small Company
   Portfolio .........      94.10%       5.90%         100.00%      91.99%      91.74%

(1) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS DESIGNATED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS." IT IS THE INTENTION OF THE PORTFOLIO TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY THE LAW.


THE INFORMATION REPORTED HEREIN MAY DIFFER FROM THE INFORMATION AND DISTRIBUTIONS TAXABLE TO THE SHAREHOLDERS FOR THE CALENDAR YEAR ENDING DECEMBER 31, 2005. COMPLETE INFORMATION WILL BE COMPUTED AND REPORTED IN CONJUNCTION WITH YOUR 2005 FORM 1099-DIV.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHAREHOLDER VOTING RESULTS (UNAUDITED)
--------------------------------------------------------------------------------

At a special meeting held on February 18, 2005, the shareholders of the Advisors' Inner Circle Fund voted on the proposal to elect Trustees of the Trust. The results of the voting were as follows:

                                     NUMBER OF        % OF SHARES    % OF SHARES
                                       SHARES         OUTSTANDING      PRESENT
                                  -----------------   -----------    -----------
ROBERT A. NESHER
Affirmative....................   1,968,778,879.060      83.336%        99.953%
Withheld ......................         928,748.332       0.039%         0.047%
Total..........................   1,969,707,627.392      83.375%           100%

WILLIAM M. DORAN
Affirmative....................   1,968,769,215.571      83.335%        99.952%
Withheld ......................         938,411.821       0.040%         0.048%
Total..........................   1,969,707,627.392      83.375%           100%

JOHN T. COONEY
Affirmative....................   1,968,445,827.062      83.322%        99.936%
Withheld ......................       1,261,800.330       0.053%         0.064%
Total..........................   1,969,707,627.392      83.375%           100%

ROBERT A. PATTERSON
Affirmative....................   1,968,404,985.954      83.320%        99.934%
Withheld ......................       1,302,641.438       0.055%         0.066%
Total..........................   1,969,707,627.392      83.375%           100%

EUGENE B. PETERS
Affirmative....................   1,968,506,856.025      83.324%        99.939%
Withheld ......................       1,200,771.367       0.051%         0.061%
Total..........................   1,969,707,627.392      83.375%           100%

JAMES M. STOREY
Affirmative....................   1,968,556,832.006      83.326%        99.942%
Withheld......................        1,150,795.386       0.049%         0.058%
Total..........................   1,969,707,627.392      83.375%           100%

GEORGE J. SULLIVAN
Affirmative....................   1,968,795,230.525      83.337%        99.954%
Withheld ......................         912,396.867       0.038%         0.046%
Total..........................   1,969,707,627.392      83.375%           100%

BETTY L. KRIKORIAN
Affirmative....................   1,968,754,119.096      83.335%        99.952%
Withheld ......................         953,508.296       0.040%         0.048%
Total..........................   1,969,707,627.392      83.375%           100%

CHARLES E. CARLBOM
Affirmative....................   1,968,689,813.190      83.332%        99.948%
Withheld ......................       1,017,814.202       0.043%         0.052%
Total..........................   1,969,707,627.392      83.375%           100%

MITCHELL A. JOHNSON
Affirmative....................   1,968,801,283.525      83.337%        99.954%
Withheld.......................         906,343.867       0.038%         0.046%
Total..........................   1,969,707,627.392      83.375%           100%

                                      NOTES

                                      NOTES

                           ICM SMALL COMPANY PORTFOLIO
                                 P.O. Box 219009
                              Kansas City, MO 64121
                                  866-234-5426

                                    ADVISER:
                     Investment Counselors of Maryland, LLC
                              803 Cathedral Street
                               Baltimore, MD 21201

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004








          This information must be preceded or accompanied by a current prospectus for the Portfolio described.


ICM-AR-001-0400

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are George Sullivan and Robert Patterson and are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by KPMG LLP related to the Trust

KPMG LLP billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2005                                                   2004
------------------ ----------------------------------------------------- -----------------------------------------------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Trust that were   service           service           Trust that were   service           service
                   pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                     were pre-         did not require                     were pre-         did not require
                                     approved          pre-approval                        approved          pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit          $340,000            N/A               N/A             $317,500            N/A               N/A
        Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-           N/A               N/A               N/A               N/A               N/A               N/A
        Related
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax Fees         N/A               N/A               N/A               N/A               N/A               N/A

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All              N/A               N/A               N/A               N/A               N/A               N/A
        Other
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

Fees billed by PWC LLP related to the Trust

PWC LLP billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2005                                                   2004
------------------ ----------------------------------------------------- -----------------------------------------------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Trust that were   service           service           Trust that were   service           service
                   pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                     were              did not require                     were              did not require
                                     pre-approved      pre-approval                        pre-approved      pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit          $189,520            N/A               N/A             $251,280            N/A               N/A
        Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-           $0                $0                $0                $0            $10,780(1)        $8,500(2)
        Related
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax              N/A               N/A               N/A               N/A               N/A               N/A
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All              N/A               N/A               N/A               N/A               N/A               N/A
        Other
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

Notes:
     (1) Includes fees for: Agreed upon procedures related to the requirement to perform an independent audit pursuant to Section 352 of the USA PATRIOT Act for SEI.
     (2) Includes fees for: Review of N-14 and N-1A Filings related to merger of the Independence Small Cap Fund and the John Hancock Small Cap Fund.

  (e)(1) Not applicable.

  (e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (KPMG):


         --------------------------- ---------------- ---------------
                                           2005            2004
         --------------------------- ---------------- ---------------
         Audit-Related Fees                 0%              0%

         --------------------------- ---------------- ---------------
         Tax Fees                           0%              0%
         --------------------------- ---------------- ---------------
         All Other Fees                     0%              0%

         --------------------------- ---------------- ---------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PWC):


         --------------------------- ---------------- ---------------
                                          2005             2004
         --------------------------- ---------------- ---------------
         Audit-Related Fees                0%              44%

         --------------------------- ---------------- ---------------
         Tax Fees                          0%               0%
         --------------------------- ---------------- ---------------
         All Other Fees                    0%               0%

         --------------------------- ---------------- ---------------

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by KPMG LLP for the last two fiscal years were $0 and $0 for 2005 and 2004, respectively.

(g) The aggregate non-audit fees and services billed by PWC LLP for the last two fiscal years were $0 and $19,280 for 2005 and 2004, respectively.


(h) Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                     The Advisors' Inner Circle Fund


By (Signature and Title)*                        /s/ James F. Volk
                                                 ---------------------------
                                                 James F. Volk, President

Date:  December 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                        /s/ James F. Volk
                                                 ---------------------------
                                                 James F. Volk, President

Date:  December 29, 2005


By (Signature and Title)*                        /s/ Michael Lawson
                                                 ---------------------------
                                                 Michael Lawson
                                                 Controller & CFO


Date:  December 29, 2005

* Print the name and title of each signing officer under his or her signature.